Held-to-maturity Financial Assets - Summary of Held-to-maturity Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [line items]
Held-to-maturity investments	$ 20,821.7		$ 38,917.7
Current portion	1,988.4	$ 67.1	16,610.1
Noncurrent portion	18,833.3	$ 635.4	22,307.6
Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity investments	19,338.8		23,849.7
Structured product [member]
Disclosure of financial assets [line items]
Held-to-maturity investments	$ 1,482.9		1,609.9
Commercial paper [member]
Disclosure of financial assets [line items]
Held-to-maturity investments			8,628.2
Negotiable certificate of deposit [member]
Disclosure of financial assets [line items]
Held-to-maturity investments			$ 4,829.9